Deferred Charges, net - Summary of Movement in Deferred Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Issuance Costs, Net [Abstract]
Deferred charges, beginning balance	$ 358	$ 836	$ 122
Additions		364	888
Amortization	(73)	(236)	(174)
Impairment charge		(606)
Deferred charges, ending balance	$ 285	$ 358	$ 836